Consolidated Statements of (Loss) Income and Comprehensive Loss - USD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
Sales		$ 39,678,541	$ 32,463,213	$ 57,525,700
Cost of sales		(37,139,509)	(30,776,919)	(55,472,097)
Gross profit		2,539,032	1,686,294	2,053,603
Operating expenses:
Selling and marketing expenses		(2,220,873)	(2,046,551)	(2,385,663)
General and administrative expenses		(6,992,973)	(7,569,646)	(7,335,362)
Research and development costs		(2,532,398)	(1,700,578)	(2,783,008)
Gain from disposal of property, plant and equipment		130,589	101,177	194,526
Total operating expenses		(11,615,655)	(11,215,598)	(12,309,507)
Operating loss		(9,076,623)	(9,529,304)	(10,255,904)
Other income (expenses):
Interest income (expense), net		(1,587,841)	(1,646,275)	(1,273,010)
Other income (expenses), net		369,020	1,009,340	742,272
Total other expenses, net		(1,218,821)	(636,935)	(530,738)
Loss before income taxes		(10,295,444)	(10,166,239)	(10,786,642)
Income tax expense		(15,591)	(23,152)	(227,324)
Net loss		(10,311,035)	(10,189,391)	(11,013,966)
Net loss attributable to non-controlling interests		(295,303)	(127,780)	(65,171)
Net loss attributable to Ostin Technology Group Co., Ltd.		(10,015,732)	(10,061,611)	(10,948,795)
Net loss		(10,311,035)	(10,189,391)	(11,013,966)
Other comprehensive loss:
Foreign currency translation adjustment		(21,709)	226,505	(523,113)
Comprehensive loss		(10,332,744)	(9,962,886)	(11,537,079)
Comprehensive income (loss) attributable to non-controlling interests		(329,080)	7,793	(158,780)
Comprehensive loss attributable to Ostin Technology Group Co., Ltd.		$ (10,003,664)	$ (9,970,679)	$ (11,378,299)
Earnings per ordinary share
Basic Loss per share (in Dollars per share)	[1]	$ (4.38)	$ (168.5)	$ (196.59)
Diluted Loss per share (in Dollars per share)	[1]	$ (4.38)	$ (168.5)	$ (196.59)
Weighted average number of Ordinary Shares outstanding
Basic Weighted average number of ordinary shares outstanding (in Shares)		2,285,583	59,750	56,025
Diluted Weighted average number of ordinary shares outstanding (in Shares)		2,285,583	59,750	56,025

[1]	The financial statements give retroactive effect to the August 5, 2025 one-for-twenty-five reverse share split.